Restructuring Charges (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring charges	¥ 56,953	¥ 54,872	¥ 53,400
Digital AVC Networks [Member]
Restructuring charges	3,845	15,409	34,748
Digital AVC Networks [Member] | Early Retirement Programs [Member]
Restructuring charges	1,224	11,757	29,029
Home Appliances [Member]
Restructuring charges	2,361	11,157	3,648
Home Appliances [Member] | Early Retirement Programs [Member]
Restructuring charges	347	7,506
PEW and PanaHome [Member]
Restructuring charges	1,838	6,975	5,673
Components and Devices [Member]
Restructuring charges	1,392	5,577	3,515
Components and Devices [Member] | Early Retirement Programs [Member]
Restructuring charges	454	4,090	2,835
SANYO [Member]
Restructuring charges	45,310	3,483
Other [Member]
Restructuring charges	2,207	12,271	5,816
Other [Member] | Early Retirement Programs [Member]
Restructuring charges	2,149	10,300	4,145
Early Retirement Programs [Member]
Restructuring charges	¥ 17,671	¥ 38,954	¥ 38,351